Convertible Preferred Stock - Fair Value Assumptions (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Sep. 30, 2018 USD ($)
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants	$ 0	$ 3,096
Issued September 2018
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants		$ 1,256					$ 170
Issued September 2018 | Stock price
Class of Warrant or Right [Line Items]
Measurement input, warrants | $ / shares		0.54
Issued February 2019
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants		$ 84				$ 12
Issued February 2019 | Stock price
Class of Warrant or Right [Line Items]
Measurement input, warrants | $ / shares		0.54
Issued March 2019
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants		$ 397			$ 87
Issued March 2019 | Stock price
Class of Warrant or Right [Line Items]
Measurement input, warrants | $ / shares		0.35
Issued April 2019
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants		$ 1,240		$ 313
Issued April 2019 | Stock price
Class of Warrant or Right [Line Items]
Measurement input, warrants | $ / shares		0.35
Issued March 2020
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants		$ 119	$ 201
Issued March 2020 | Stock price
Class of Warrant or Right [Line Items]
Measurement input, warrants | $ / shares		0.29